Equity Incentive Plans - Summary of Assumptions under Black-Scholes Option Pricing Model to Estimate Stock-based Compensation Expense for Stock Option Awards - Graphite Bio, Inc. (Details) - Class A common stock options granted and outstanding - Graphite Bio, Inc.
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected term	6 years 14 days
Risk free interest rate, minimum	3.50%	1.91%
Risk free interest rate, maximum	4.12%	4.23%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, minimum	77.00%	74.00%
Expected term		5 years 11 months 19 days
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, maximum	79.00%	75.00%
Expected term		6 years 3 days